INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
Schedule of net recognized gains (losses) on equity investments
	Nine Months Ended
	September 30,
	2021	2020
Net realized gains (losses) on investment sold	$-	$(2,543)
Net unrealized gains (losses) on investments still held	(1,424)	(17,716)

Total	$(1,424)	$(20,259)

	Years Ended
	December 31,
	2020	2019
Net realized gains (losses) on investment sold or assigned	$(2,543)	$(49,757)
Net unrealized gains (losses) on investments still held	(19,873)	(110,692)

Total	$(22,416)	$(160,449)

Schedule of reconciliation of the investment in marketable securities
	September 30,	September 30,
	2021	2020
Balance - December 31	$1,424	$44,766
Additions	-	-
Proceeds on sales of securities	-	(17,009)
Recognized gain (loss)	(1,424)	(20,259)
Balance - September 30	$-	$7,498

	December 31,	December 31,
	2020	2019
Balance – January1	$44,766	$33,917
Additions	-	240,000
Proceeds on sales of securities	(17,009)	(68,702)
Assignment of securities as compensation	(3,917)	-
Recognized losses	(22,416)	(160,449)
Balance – December 31	$1,424	$44,766